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June 23, 2004

Vincent J. Di Stefano, Esq.
Senior Counsel
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC  20949

Re:   Eaton Vance Floating-Rate Income Trust
      File Nos. 333-115087 and 811-21574

Dear Mr. Di Stefano:

      Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Eaton Vance Floating-Rate Income Trust (the "Fund") is Pre-Effective Amendment No. 2 to the Fund's registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share ("Pre-Effective Amendment No. 2"). In connection with this Pre-Effective Amendment No. 2, the Fund is registering 32,500,000 shares of beneficial interest, per value of $.01 per share ("Shares"), under the Securities Act of 1933, as amended, pursuant to a registration statement on form N-2 (File No. 333-115087), as amended ("Registration Statement"), in the amounts set forth under "Amount Being Registered" on the facing page of the Registration Statement.

      Thank you for your letter transmitting your comments concerning the Registration Statement on Form N-2 for the Fund filed with the Securities and Exchange Commission ("SEC") on May 3, 2004. For your convenience of reference, we have restated each of your comments below followed by the Fund's response. As we discussed, and as indicated below, a number of these comments have been addressed in Pre-Effective Amendment No. 1 to the Fund's Registration Statement filed with the Commission on May 24, 2004 ("Pre-Effective Amendment No. 1"). The remaining responses are addressed in this Pre-Effective Amendment No. 2.

      Included with this Pre-Effective Amendment No. 2, both the underwriters and the Fund formally request acceleration of effectiveness of the Registration Statement to 3:00 p.m. on Wednesday June 23, 2004.


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PROSPECTUS

GENERAL

      COMMENT: We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any further pre-effective amendments.

      RESPONSE: The Fund understands this comment. All proposed responses to your comments are provided herein and detailed in the enclosed marked portions of the Registration Statement.

      COMMENT: Please inform the staff of the information the Fund proposes to omit from the final pre-effective amendment pursuant to Rule 430A under the Securities Act.

      RESPONSE: The Fund intends only to omit certain pricing information from Pre-Effective Amendment No. 2. This would include the total number of shares sold, the total proceeds of the offering, the total sales loads paid and the allocation of shares sold among the several underwriters. This information will be omitted, as it will not be known at the time of filing. Per standard underwriting procedures, definitive "sizing" of the offering will take place within a day or two of the date the Registration Statement is declared effective. The Fund intends to file pursuant to Rule 497(h) a definitive prospectus and SAI containing any omitted information in compliance with the requirements of Rule 430A.

COVER

Investment Objectives and Policies

      COMMENT: Please clarify whether the Fund will, or will not, seek preservation of capital as a secondary objective.

      RESPONSE: The Fund has amended this language in Pre-Effective Amendment No. 1 to clarify that the Fund will seek preservation of capital as a secondary objective, the sentence now appears as follows:

            "THE TRUST WILL, AS A SECONDARY OBJECTIVE, ALSO SEEK PRESERVATION OF CAPITAL TO THE EXTENT CONSISTENT WITH ITS PRIMARY GOAL OF HIGH CURRENT INCOME."

Portfolio Contents

      COMMENT: Please disclose that the Fund will invest at least 80% of its total assets in floating-rate Senior Loans.

      RESPONSE: The Fund has used the defined term "Senior Loans" in the 80% policy. This term is defined in the preceding paragraphs to be "senior, secured floating rate loans."

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The Fund believes that the defined term adequately describes the type of instruments included in the 80% policy and respectfully maintains that repeating this reference in the requested place would be redundant and unnecessary.

Pricing Table

      COMMENT: Please confirm that the pricing table will be located on the outside front cover of the prospectus. See Item 1.1 of Form N-2.

      RESPONSE: The subject disclosure appeared in a prominent place on the outside cover page in Pre-Effective Amendment No. 1 and will remain in such place in Pre-Effective Amendment No. 2.

      COMMENT: Since the underwriters have an over-allotment option, please present maximum-minimum information in the price table or a note thereto, based on the purchase of all or none of the shares subject to the option. See Instruction 4 to Item 1.1.g. of Form N-2.

      RESPONSE: The Fund believes that the price table in its current form is fully responsive to Item 1.1g of Form N-2. This table contains a line item providing full information in the absence of any exercise of the over-allotment option (i.e., the minimum offering size) and another line item immediately below that providing full information assuming full exercise (i.e., the maximum offering size) of the overallotment option. The Fund notes that this is a standard format that has been used in substantially identical form for many years in closed-end offerings without objection by the staff, including in several recent Eaton Vance closed-end fund offerings. In particular, the Fund notes that the same comment was received in connection with the Eaton Vance Tax-Advantaged Global Dividend Income Fund (File Nos. 811-21470 and 333-110634) and the Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund File Nos. 811-21519 and 333-113177) and the Staff agreed that the price table could remain in this format.

      COMMENT: Please remove the disclosure relating to the Fund's lack of public trading history and status as a closed-end company from under the heading "Exchange Listing." Display the disclosure prominently on the outside front cover of the prospectus. See Item 1.1.i of Form N-2

      RESPONSE: The Fund will remove the disclosure from under the heading "Exchange Listing" and display it on the front cover in the forth paragraph.

SUMMARY

Investment Objectives and Policies

      COMMENT: Since the Fund may hold securities in default, please include a description of the attendant risks.

      RESPONSE: The Fund provides a detailed description of the risk associated with holding defaulted securities. This discussion may be found on page 14 in the body of the prospectus as the fourth paragraph under the heading "Senior Loans" in the section

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"Investment objectives, policies and risks." The Fund believes that this disclosure sufficiently details the risks associated with such securities and respectfully maintains that additional disclosure in the summary section is not required. The disclosure reads as follows:

            "THE TRUST MAY PURCHASE AND RETAIN IN ITS PORTFOLIO SENIOR LOANS WHERE THE BORROWERS HAVE EXPERIENCED, OR MAY BE PERCEIVED TO BE LIKELY TO EXPERIENCE, CREDIT PROBLEMS, INCLUDING DEFAULT, INVOLVEMENT IN OR RECENT EMERGENCE FROM BANKRUPTCY REORGANIZATION PROCEEDINGS OR OTHER FORMS OF DEBT RESTRUCTURING. AT TIMES, IN CONNECTION WITH THE RESTRUCTURING OF A SENIOR LOAN EITHER OUTSIDE OF BANKRUPTCY COURT OR IN THE CONTEXT OF BANKRUPTCY COURT PROCEEDINGS, THE TRUST MAY DETERMINE OR BE REQUIRED TO ACCEPT EQUITY SECURITIES OR JUNIOR DEBT SECURITIES IN EXCHANGE FOR ALL OR A PORTION OF A SENIOR LOAN."

      COMMENT: Please disclose the percentage of assets the Fund will invest in foreign and, if applicable, emerging market securities. Also disclose the risks attendant with such investments.

      RESPONSE: The Fund may invest up to 15% in foreign securities including emerging markets. The Fund currently discusses the risks of investing in foreign securities in both the Summary section -- as the twelfth sub-heading under "Special Risk Considerations" and in the body of the prospectus as the twelfth sub-heading under "Special Risk Consideration" in the "Investment objectives, policies and risks" section. The Fund believes that the amount and placement of these disclosures is commensurate with the Fund's expected level of investment in foreign securities. The Fund proposes to add the following sentences as the lead sentence under "Foreign security risk" in both the summary and body of the prospectus:

            "THE TRUST MAY INVEST UP TO 15% OF ITS TOTAL ASSETS IN FOREIGN SECURITIES INCLUDING EMERGING MARKETS."

Leverage

      COMMENT: Please disclose that, since holders of the Fund's debt or preferred shares will not pay fees, common shareholders will pay higher fees when the Fund uses leverage.

      RESPONSE: The Fund currently discloses this information to shareholders in the last sentence in the summary section under heading "Leverage" and also in the third sentence in the third paragraph under "Use Of Leverage And Related Risks" in the "Investment objectives, policies and risks" section in the body of the prospectus. That sentence reads as follows:

            "DURING PERIODS IN WHICH THE TRUST IS USING LEVERAGE, THE FEES PAID TO EATON VANCE FOR INVESTMENT ADVISORY SERVICES WILL BE HIGHER THAN IF THE TRUST DID NOT USE LEVERAGE BECAUSE THE FEES PAID WILL BE CALCULATED ON THE BASIS OF THE TRUST'S GROSS ASSETS, INCLUDING THE PROCEEDS FROM THE ISSUANCE OF PREFERRED SHARES."

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Non-Investment Grade Bond Risk

      COMMENT: Please disclose the percentage of Fund assets to be invested in non-investment grade bonds.

      RESPONSE: The Fund may invest up to 20% of its assets in Non-Investment Grade Bonds. The following new disclosure (indicated as the underlined text) will be added in the summary section under the heading "Investment Objectives and Policies" in the second paragraph and in the body of the prospectus in the first paragraph under the heading "Investment objectives, policies and risks -- Primary Investment Policies -- General composition of the Trust"

            "THE TRUST MAY INVEST UP TO 20% OF ITS TOTAL ASSETS IN CORPORATE BONDS OF BELOW INVESTMENT GRADE QUALITY ("NON-INVESTMENT GRADE BONDS"), COMMONLY REFERRED TO AS "JUNK BONDS." NON-INVESTMENT GRADE BONDS ARE BONDS THAT ARE RATED BELOW INVESTMENT GRADE BY EACH OF THE NATIONALLY RECOGNIZED STATISTICAL RATING AGENCIES ("RATING AGENCIES") WHO COVER THE SECURITY, OR, IF UNRATED, ARE DETERMINED TO BE OF COMPARABLE QUALITY BY THE ADVISER."

Interest Rate Risk

      COMMENT: Please include a discussion of the effects of a decline in portfolio value and asset coverage ratios when the Fund is leveraged. Please state affirmatively that interest rates are currently at or near all-time lows.

      RESPONSE: In Pre-Effective Amendment No. 1, the Fund added disclosure discussing the effects of a decline in portfolio value and asset coverage ratios when the Fund is leveraged in the summary section as the last sentence under "Special Risk Considerations -- Effects of leverage." Similar disclosure also appears in footnote 2 to the fee table on page 9 of Pre-Effective Amendment No. 1 and is identical to the disclosure found in another recent Eaton Vance closed-end fund common share offering -- Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (811-21519 and 333-113177). The disclosure reads as follows:

            "THE COSTS OF AN OFFERING OF PREFERRED SHARES AND/OR BORROWING PROGRAM WILL BE BORNE BY COMMON SHAREHOLDERS AND CONSEQUENTLY WILL RESULT IN A REDUCTION OF THE NET ASSET VALUE OF COMMON SHARES."

      Additionally, the added disclosure also states affirmatively that interest rates are currently at or near all-time lows in both the summary section in the fourth sentence in the first paragraph under the heading "Special Risk Considerations -- Interest rate risk," and in the body of the prospectus in the fourth sentence in the first paragraph under the heading Investment objectives, policies and risks -- Additional Risk Considerations -- Interest Rate Risk." The disclosure reads as follows:

            "BECAUSE MARKET INTEREST RATES ARE CURRENTLY NEAR THEIR LOWEST LEVELS IN MANY YEARS, THERE IS A GREATER THAN NORMAL RISK THAT THE TRUST'S PORTFOLIO WILL DECLINE IN VALUE DUE TO RISING INTEREST RATES."

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SUMMARY OF FUND EXPENSES

      COMMENT: Please ensure that all footnote text accompanying the fee table is in a font size smaller than that of the fee table itself.

      RESPONSE: The Fund confirms that the text to all footnotes will appear in a font size that is smaller than the font size used for the fee table. As you are aware, EDGAR may not recognize differences in font sizes.

      COMMENT: Please include in the body of the fee table the costs of the Fund's offering of preferred shares, currently located in footnote 2 to the fee table.

      RESPONSE: The 0.97% in the fee table line item "Expenses borne by the Trust" reflected in Pre-Effective Amendment No.1 includes the 0.20% attributable to Common Shares offering costs and the 0.77% attributable to the offering costs associated with Preferred Shares as set forth in footnotes 1 and 2 to the fee table. This is the same presentation used in another recently completed closed-end fund offering for Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (811-21519 and 333-113177) made in response to a similar comments from the Staff with respect to that fund.

      COMMENT: Please file the expense reimbursement contract referenced in footnote 5 to the fee table as an exhibit to a pre-effective amendment.

      RESPONSE: This document was filed as Exhibit (g)(2) to Pre-Effective Amendment No. 1.

GENERAL COMPOSITION OF THE TRUST

      COMMENT: Will the Fund count investments in other investment companies towards the requirement that at least 80% of total assets be invested in senior floating-rate securities? If so, please confirm that the Fund will only count funds investing at least 80% of their assets in senior floating-rate securities.

      RESPONSE: The Fund's investments in other investment companies will be included in its 80% policy. Additionally, the Fund confirms that only those investment companies investing at least 80% of their assets in senior floating-rate securities will count towards the Fund's 80% policy. Furthermore, as set forth on page 13 of the prospectus under "Investment objective, policies and risks -- Primary Investment Policies -- General composition of the Trust" such investments are limited to 10% of total assets overall, with no more than 5% invested in any one issuer.

COLLATERALIZED LOAN OBLIGATIONS

      COMMENT: Please advise us supplementally of the status, with respect to the Investment Company Act of 1940, of the special purpose vehicles issuing the collateralized loan and debt obligations the Fund may purchase. Will the Fund be subject to the ownership limitations imposed by Section 12(d)(1) of the Investment Company Act?

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      RESPONSE: The special purpose vehicles are organized and operate in accordance with Rule 3a-7 promulgated under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund confirms that the special purpose vehicles established for purposes of offering the collateralized loan obligations will not be considered "affiliated persons" of the Fund as that term is defined in the 1940 Act. The Fund further confirms that it will be subject to ownership restrictions as set forth in Section 12(d)(1) of the 1940 Act.

      COMMENT: Please disclose how the Fund will value collateralized loan and debt obligations.

      RESPONSE: In Pre-Effective Amendment No. 2, the Fund proposes to amend the disclosure relating to net asset value found in the in the Statement of Additional Information under the heading "Determination of Net Asset Value" to clarify that collateralized loan and debt obligations will be valued similarly to senior loans.

SAMIS AND OTHER SENIOR LOAN BASED DERIVATIVES

      COMMENT: What is the Fund's asset percentage limitation on investing in SAMIs? Will the Fund count investments in derivatives towards satisfaction of the 80% requirement of Rule 35d-1 under the Investment Company Act?

      RESPONSE: To the extent the Fund invest in SAMIs, such investments will be counted towards the Fund's 80% policy. As set forth in Pre-Effective Amendment No. 1, on page 13 of the prospectus under "Investment objective, policies and risks -- Primary Investment Policies -- General composition of the Trust" the Fund may not invest more than 5% of its total assets in such investments.

CREDIT-LINKED NOTES

      COMMENT: Please provide additional disclosure as to the nature of the reference obligations involved in the Fund's investments in credit-linked notes.

      RESPONSE: The Fund proposes to add the following disclosure to discuss the risks associated with the Fund's investment in credit-linked notes. This proposed disclosure would be added as a new third sentence to the discussion of credit-linked notes found on page 20 in the body of the prospectus under the heading "Investment objectives, policies and risks -- Additional Investment Practices -- Credit-linked notes."

            "IN THIS TYPE OF INVESTMENT, THE TRUST IS SUBJECT TO CREDIT RISKS, INCLUDING, BUT NOT LIMITED TO, DEFAULT RISKS, ASSOCIATED WITH THE ISSUER OF THE CLN'S REFERENCE OBLIGATION. MATERIAL EVENTS OR CIRCUMSTANCES IMPACTING THE ISSUER OF THE CLN'S REFERENCE OBLIGATION WILL AFFECT THE PAYMENTS BETWEEN THE DERIVATIVE INSTRUMENT'S PARTIES BECAUSE SUCH EVENTS OR CIRCUMSTANCES WILL IMPACT THE PERFORMANCE OF THE REFERENCE OBLIGATION. THE REFERENCE OBLIGATION MAY BE LOAN OBLIGATIONS SUCH AS SENIOR LOANS AND OTHER DEBT OBLIGATIONS."

UNDERWRITING


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      COMMENT: What is the total of all payments to Underwriters of the Fund, in terms of percentage of Fund assets?

      RESPONSE: At the time of pricing, the Fund will not be able to determine the precise total payments to be made to each underwriter. As disclosed, the sales load will be 4.5% for each common share. Additionally, underwriters who meet certain sales targets as disclosed in the Additional Compensation Agreement (filed in Pre-Effective Amendment No. 1) will be paid additional compensation by Eaton Vance of up to 0.15% annually, paid quarterly in arrears, of the Fund's average daily gross assets attributable to those common shares sold by such qualifying underwriters. Additionally, Eaton Vance and UBS have entered into a Shareholder Servicing Agreement, whereby Eaton Vance will pay UBS 0.10% of the Fund's average daily gross assets.

Although unable to calculate the precise total payments to be made to each underwriter at the time of pricing, the Fund will disclose a cap pursuant to NASD Rule 2830 of the common shares' aggregate initial offering price for qualifying underwriters pursuant to the Additional Compensation Agreement and UBS pursuant to the Shareholder Servicing Agreement. The Fund will not be able to be able to calculate these caps or determine qualifying underwriters, if any, until the day of pricing. The Fund will track these payments to ensure total payments to any underwriter do not exceed 9.0%.

      COMMENT: Did the Fund's Board consider the fee arrangement between the Adviser and qualifying underwriters when approving the Advisory Agreement? Please indicate what services are provided pursuant to the agreement. Clarify whether the services [are] for distribution and therefore subject to the NASD sales load cap. Please file the agreement as an exhibit to the registration statement.

      RESPONSE: The Fund confirms that its Board did consider the fee arrangement between Eaton Vance Management, as the adviser, and the qualifying underwriters in approving the Advisory Agreement.

      As disclosed in the prospectus under the section "Shareholder Servicing Agent, custodian and transfer agent" the Shareholder Servicing Agent is paid by the Adviser not the Fund for providing shareholder services, including, but not limited to the following: the Shareholder Servicing Agent (i) undertakes to make available public information pertaining to the Fund on an ongoing basis and to communicate to investors and prospective investors the Fund's features and benefits (including arranging periodic seminars or conference calls for Eaton Vance to communicate to investors, responding to questions from current or prospective shareholders and contacting specific shareholders, where appropriate); (ii) makes available to investors and prospective investors market price, net asset value, yield and other information regarding the Fund, if reasonably obtainable, for the purpose of maintaining the visibility of the Fund in the investor community; (iii) provide certain economic research and statistical information and reports, if reasonably obtainable, to Eaton Vance or the Fund and consult with representatives of Eaton Vance and/or Trustees of the Fund in connection therewith, which information and reports shall include: (a) statistical and financial market information; and (b)

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comparative information regarding the Fund and other closed-end management investment companies with respect to (1) the net asset value, (2) market performance of the Fund and such other companies, and (3) other relevant performance indicators; and (iv) provides information to and consult with Eaton Vance and/or the Board of Trustees of the Fund with respect to applicable strategies designed to address market value discounts, which may include share repurchases, tender offers, modifications to dividend policies or capital structure, repositioning or restructuring of the Fund, conversion of the Fund to an open-end investment company, liquidation or merger; including providing information concerning the use and impact of the above strategic alternatives by other market participants.

      The Fund confirms that the services provided to the Fund pursuant to the Additional Compensation Agreement and the Shareholder Services Agreement are subject to the NASD's sales load cap and in that respect will not exceed such cap imposed.

      The Shareholder Services Agreement and the Additional Compensation Agreement were filed as Exhibits (k)(4) and (k)(5), respectively, in Pre-Effective Amendment No. 1.

      COMMENT: Please advise whether the NASD has reviewed and approved the terms of the underwriting agreement.

      RESPONSE: The Fund has confirmed that the NASD has reviewed the terms of the underwriting agreement and will provide final approval of such agreement prior to the Fund's effective date.

SHAREHOLDER SERVICING AGENT, CUSTODIAN AND TRANSFER AGENT

      COMMENT: Please advise us whether the fee to be paid to the Shareholder Servicing Agent is included in the fee table. Supplementally advise us whether Eaton Vance or other Eaton Vance funds have ever requested the information described in this section. If so, please provide us with copies of any such reports.

      RESPONSE: This fee is not included in the fee table because it is a fee to be paid by the Adviser and not the Fund. Eaton Vance currently expects that from time-to-time it will request certain or all of the information covered by the Shareholder Servicing Agreement with respect to the Fund. As discussed, we have supplementally provided you a copy of a Shareholder Servicing Report recently provided to the Board.

STATEMENT OF ADDITIONAL INFORMATION

INVESTMENT RESTRICTIONS

      COMMENT: Please explain in the narrative the extent to which the Fund may lend cash consistent with applicable law.

      RESPONSE: The Fund proposes to add the following additional disclosure as the second paragraph in the narrative discussion of the Fund's investment limitations:

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            "PURSUANT TO INVESTMENT RESTRICTION 5(D) ABOVE, AS DISCLOSED IN THE
PROSPECTUS, THE TRUST MAY MAKE LOANS TO PARTICIPATE IN THE ORIGINATION OF SENIOR LOANS AND OTHER SECURED FLOATING-RATE LOANS."

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      As agreed to in our telephone conversations, we believe that this submission fully responds to your comments. Please feel free to call me at any time at 617-261-3246. In my absence, please address any questions or concerns to Mark Goshko at 617-261-3163 or Marc Stahl at 617-261-3187.

                                         Sincerely,

                                         /s/Clair E. Pagnano
                                         Clair E. Pagnano

Enclosures

cc:   Richard Pfordte
           Securities and Exchange Commission, Division of Investment Management Fred Marius
           Eaton Vance Management
      Mark P. Goshko
           Kirkpatrick & Lockhart LLP
      Marc O. Stahl
           Kirkpatrick & Lockhart LLP
      Thomas Hale
           Skadden, Arps, Slate, Meagher & Flom LLP
      Joshua Ratner
           Skadden, Arps, Slate, Meagher & Flom LLP